Research and Development (Tables)	12 Months Ended
Oct. 31, 2022
Research and Development Table [abstract]
Shedule of research and development
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2022	2021	2020

Research and preclinical studies	$2,984,677	$–	$–
Salaries, regulatory, professional and other expenses	909,194	646,487	–
Amortization of intangible assets	20,242	–	–
Share-based compensation (Notes 7, 10 and 11)	291,132	–	–

Total research and development	$4,205,245	$646,487	$–